Share-Based and Other Compensation Plans - Anti-Dilution Option Activity (Detail) (Anti-Dilution Option Grants [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Anti-Dilution Option Grants [Member]
Number of Stock Options
Outstanding, beginning of year	2,403,000
Exercised	178,000
Expired	209,000
Outstanding, end of year	2,016,000
Exercisable, end of year	2,016,000
Weighted Average Exercise price
Outstanding, beginning of year	$ 18.00
Exercised	$ 18.00
Expired	$ 18.00
Outstanding, end of year	$ 18.00
Exercisable at December 31, 2014	$ 18.00
Weighted Average remaining contractual term
Outstanding, end of year	7 years 1 month 6 days
Exercisable at December 31, 2014	7 years 1 month 6 days
Aggregate intrinsic value
Outstanding, end of year	$ 0
Exercisable at December 31, 2014	$ 0